Financial Instruments - Schedule of Interest Rate Risk Profile of Borrowings (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 120,896	$ 109,919
Interest Rate Risk
Disclosure of detailed information about financial instruments [line items]
Borrowings	106,291	98,108
Interest Rate Risk | Credit Facility
Disclosure of detailed information about financial instruments [line items]
Borrowings	86,262	77,729
Interest Rate Risk | Other debt from XRM Acquisition (note 11)
Disclosure of detailed information about financial instruments [line items]
Borrowings	29	379
Interest Rate Risk | Subordinated unsecured loans
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 20,000	$ 20,000